Loss per share - Summary of Anti Dilutive Potential Ordinary Shares Excluded from Weighted Average Number of Ordinary Shares (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Earnings per share [line items]
Antidilutive securities excluded from the computation of earnings per share	144,587	135,682	144,587	135,682	135,682	112,936	71,756
Stock Options [member]
Earnings per share [line items]
Antidilutive securities excluded from the computation of earnings per share	135,086	133,500	135,086	133,500	133,500	99,500	58,320
Convertible Debt [member]
Earnings per share [line items]
Antidilutive securities excluded from the computation of earnings per share						13,436	13,436
Restricted Share Units [member]
Earnings per share [line items]
Antidilutive securities excluded from the computation of earnings per share	9,501	2,182	9,501	2,182	2,182